Earnings (Loss) Per Share ("EPS") - Summary of Earnings Per Share Explanatory (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Loss for the year attributable to Equity holders of the parent (basic and diluted)	[1]	$ (117,741)	$ (113,926)	$ (20,765)
Weighted average number of ordinary shares (basic and diluted)		5,042,885	4,853,668	4,829,625
Loss per share basic and diluted		$ (23.35)	$ (23.47)	$ (4.30)

[1]	Attributable to Ordinary equity holders of the parent.